NOTE 6 - INTANGIBLE ASSETS (Details) - USD ($)	May 31, 2022	Mar. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 7,542,533		$ 5,792,533	$ 500,000
Less: Accumulated amortization	(4,029,261)		(1,793,728)	(325,000)
Intangible asset, net	3,513,272		3,998,805	175,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	500,000		500,000	500,000
Movie Copyright Love Over World [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	853,333		853,333
Movie Copyright Chujian [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	640,000		640,000
Movie Copyright Huafeng [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	422,400		422,400
Movie Copyright Our Treasures [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	936,960		936,960
Movie Copyright Lu Shang [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	256,000	$ 256,000
Movie Copyright Qi Qing Kuai Che [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,024,000
Movie Copyright T V Drama [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	190,000
Movie And T V Broadcast [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 2,439,840		$ 2,439,840